UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1. Reports to Stockholders

Annual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Healthcare Fund	March 31, 2021 (Unaudited)

Performance preview (for the year ended March 31, 2021)

Delaware Healthcare Fund (Institutional Class shares)	1-year return	+28.91%
Delaware Healthcare Fund (Class A shares)	1-year return	+28.55%
Russell 3000® Healthcare Index (benchmark)	1-year return	+39.92%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions. Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks maximum long-term capital growth through capital appreciation.

Market review

The healthcare sector continued to experience significant challenges during the fiscal year ended March 31, 2021, even as concern about the economic impact of the COVID-19 pandemic subsided. The period began with a rebound for the broader healthcare sector. Pharmaceutical, diagnostic, and biotechnology companies that addressed the pandemic through testing, vaccine development, and drug therapies saw positive returns. Elsewhere in the healthcare universe, managed care and healthcare services companies rebounded as fear eased that lockdowns would disrupt clinical trials, routine medical care, and procedures. In November, the election of US President Joe Biden reignited concerns about increased regulatory pressure and drug-pricing reform once the new administration took office. Additionally, the Food and Drug Administration has delayed several drug approvals. On a positive note, several biotechnology companies performed well while the pace of COVID-19 vaccinations ramped up in the United States.

We continue putting a premium on disciplined, intensive research when analyzing investment opportunities for the Fund. We favor companies that exhibit such traits as:

●	proven competitiveness
●	seasoned management teams
●	stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our conservative, stock-by-stock approach to portfolio management.

Portfolio management review
Delaware Healthcare Fund

Within the Fund

For the fiscal year ended March 31, 2021, Delaware Healthcare Fund underperformed its benchmark, the Russell 3000 Healthcare Index. The Fund’s Institutional Class shares returned 28.91%. The Fund’s Class shares advanced 28.55% at net asset value and 21.15% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark returned 39.92%. For complete, annualized performance of Delaware Healthcare Fund, please see the table on page 4.

Among sectors, the Fund’s holdings in the blue-chip medical products sector detracted the most from relative performance. Unfavorable stock selection outweighed favorable asset allocation. The Fund’s large overweight position in Roche Holding AG also detracted from relative performance as shares of the company performed in line with the broader healthcare sector. The Fund’s overweight position in Sanofi also underperformed during the period due to skepticism over the company’s pipeline and the value of its research and development (R&D) program. We believe that there are structural growth opportunities for Sanofi in certain areas such as its vaccine business. We also think that cost-efficiency improvements the company has made have been undervalued. Chugai Pharmaceutical Co. Ltd. detracted from relative performance due to lack of near-term catalysts. Chugai Pharmaceutical is among the strongest franchises in Japan and is also partnered with Roche, allowing Chugai to benefit from both companies’ pipelines. We believe the company continues to have an attractive platform of hemophilia and oncology drugs. In contrast, the Fund’s underweight positions in Merck & Co. Inc., Johnson & Johnson, and Pfizer Inc. contributed to relative performance as all three of these companies underperformed during the period.

The Fund’s holdings in the small- and mid-cap medical products sector also detracted from relative performance due to unfavorable asset allocation and stock selection. The Fund’s overweight position in Viatris Inc. was the main detractor from performance in the sector. The company provided earnings guidance for the year that was below investors’ expectations. Despite these short-term setbacks, Viatris remains among the best franchises in the industry for generic pharmaceuticals and we believe the company is well-positioned for growth as demand for generics increases. The Fund’s underweight to Align Technology Inc. and Danaher Corp. was negative in terms of asset allocation. Shares of Intra-Cellular Therapies Inc. were a bright spot in the sector. Shares of the company outperformed after it announced positive data in a Phase 3 study for treating patients with bipolar and related disorders. Shares of Halozyme Therapeutics Inc. also performed well after the company reported strong quarterly results and raised revenue guidance for the following year due to stronger-than-expected sales of Darzalex, which is used to treat multiple myeloma.

In the biotechnology sector, unfavorable stock selection overwhelmed positive asset allocation. The Fund’s overweight position in uniQure NV was the largest detractor from relative performance in the sector. Shares of the company underperformed in June after the market reacted unfavorably to the announcement that CSL Behring would acquire exclusive commercialization rights to uniQure’s gene-therapy program. Despite this near-term underperformance, uniQure remains the market leader in gene therapy, and recent clinical trials indicate promise for success in its gene-therapy platform. The Fund’s overweight position in MorphoSys AG also detracted from performance. Shares of the company declined after it reported quarterly earnings that were below investors’ expectations. MorphoSys remains one of the few antibody technology platforms that has not been acquired by a large pharmaceutical company and has demonstrated continued progress on its own proprietary cancer pipeline. Shares of Regeneron Pharmaceuticals Inc. underperformed after the stock reached all-time highs earlier in the period as investor excitement waned slightly. We continue to believe that the company is undervalued and trades at a significant discount to its intrinsic value. In contrast, shares of Mirati Therapeutics Inc. outperformed after investors became excited about prospects for one of its pipeline drugs. Shares of Immunomedics Inc. rose in September when Gilead announced a planned acquisition of the firm. Finally, shares of MacroGenics Inc. outperformed as investors became excited about several drugs in the company’s pipeline.

Among non-healthcare companies, a large overweight position in Micron Technology Inc. in the US contributed the most to the Fund’s performance. Shares rose due to rising prices of dynamic random access memory (DRAM).

Outlook

For global healthcare investors, there are risks that short-term legislative and judicial action could overshadow the positive long-term fundamentals of the sector and of specific companies. We continue to see tremendous long-term opportunities in the global healthcare asset class. The baby-boom generation in the US is aging, implying expanding demand for healthcare products and services for decades to come. At the same time, middle classes in countries with emerging economies (notably India and China) are growing rapidly, creating big appetites for Western-style medicine. We remain positive on the sector and its growth opportunities.

We believe that healthcare remains one of the few growth sectors in the economy. We continue to see what we view as many attractive opportunities in the sector, particularly in biotechnology, where we see potential for continued innovation in cancer treatments and gene therapy technology. We remain overweight in the biotechnology sector, particularly in small to mid-cap companies, where we see potential for technological breakthroughs.

We continue putting a premium on disciplined, intensive research when analyzing investment opportunities for the Fund. We favor companies that exhibit such traits as:

●	proven competitiveness

●	seasoned management teams

●	stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our conservative, stock-by-stock approach to portfolio management.

Delaware Healthcare Fund used derivatives, foreign currency exchange contracts, during the fiscal year. However, these had a minimal effect on performance.

Performance summary
Delaware Healthcare Fund	March 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. September 28, 2007)
Excluding sales charge	+28.55%	+14.15%	+14.83%	+15.83%
Including sales charge	+21.15%	+12.80%	+14.15%	+15.32%
Class C (Est. January 28, 2010)
Excluding sales charge	+27.62%	+13.30%	+13.98%	+14.64%
Including sales charge	+26.62%	+13.30%	+13.98%	+14.64%
Class R (Est. January 28, 2010)
Excluding sales charge	+28.30%	+13.87%	+14.55%	+15.21%
Including sales charge	+28.30%	+13.87%	+14.55%	+15.21%
Institutional Class (Est. September 28, 2007)
Excluding sales charge	+28.91%	+14.43%	+15.12%	+16.07%
Including sales charge	+28.91%	+14.43%	+15.12%	+16.07%
Russell 3000 Healthcare Index	+39.92%	+15.02%	+16.13%	+12.16%	*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

“Non-diversified” funds may allocate more of their net assets to investments in single securities than “diversified” funds. Resulting adverse effects may subject these funds to greater risks and volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class
Total annual operating expenses
(without fee waivers)	1.27%	2.02%	1.52%	1.02%
Net expenses (including fee
waivers, if any)	1.27%	2.02%	1.52%	1.02%
Type of waiver	n/a	n/a	n/a	n/a

Performance summary
Delaware Healthcare Fund

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2011 through March 31, 2021

For period beginning March 31, 2011 through March 31, 2021	Starting value	Ending value
Russell 3000 Healthcare Index	$10,000	$44,615
Delaware Healthcare Fund — Institutional Class shares	$10,000	$40,883
Delaware Healthcare Fund — Class A shares	$9,425	$37,572

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2011, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 3000 Healthcare Index as of March 31, 2011. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest US companies based on total market capitalization.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2020 to March 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/20	3/31/21	Expense Ratio	10/1/20 to 3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,070.10	1.21%	$6.24
Class C	1,000.00	1,066.60	1.96%	10.10
Class R	1,000.00	1,069.10	1.46%	7.53
Institutional Class	1,000.00	1,071.60	0.96%	4.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.21%	$6.09
Class C	1,000.00	1,015.16	1.96%	9.85
Class R	1,000.00	1,017.65	1.46%	7.34
Institutional Class	1,000.00	1,020.14	0.96%	4.84

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock ◆	101.28%
Biotechnology	32.97%
Blue Chip Medical Products	39.67%
Healthcare Services	8.40%
Other	12.67%
Small- / Mid-Cap Medical Products	7.57%
Rights	0.00%
Total Value of Securities	101.28%
Liabilities Net of Receivables and Other Assets	(1.28%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Biotechnology and Blue Chip Medical Products sector (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 (1940 Act), as amended). The Biotechnology sector consisted of biotechnology and pharmaceuticals. As of September 30, 2020, such amounts, as a percentage of total net assets, were 27.33% and 5.64% respectively. The Blue Chip Medical Products sector consisted of biotechnology, healthcare-products, and pharmaceuticals. As of September 30, 2020 such amounts, as a percentage of total net assets, were 7.56%, 2.72%, and 29.39% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Biotechnology and Blue Chip Medical Products sectors for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Micron Technology	9.02%
Sanofi ADR	5.87%
Amgen	5.36%
Roche Holding	5.08%
UnitedHealth Group	3.89%
Regeneron Pharmaceuticals	3.71%
Arena Pharmaceuticals	3.18%
Eli Lilly and Co.	2.77%
Anthem	2.74%
Illumina	2.68%

Schedule of investments
Delaware Healthcare Fund	March 31, 2021

	Number of shares	Value (US $)
Common Stock – 101.28% ◆
Biotechnology – 32.97%
ACADIA Pharmaceuticals †	160,000	$4,128,000
Alder Biopharmaceuticals =, †	75,000	66,000
Alexion Pharmaceuticals †	20,000	3,058,200
Alkermes †	423,142	7,904,293
Allogene Therapeutics †	146,779	5,181,299
Alnylam Pharmaceuticals †	41,000	5,788,790
Amarin ADR †	190,000	1,179,900
AnaptysBio †	93,732	2,019,925
Arcus Biosciences †	461,200	12,950,496
Arena Pharmaceuticals †	525,000	36,429,750
Athenex †	70,000	301,000
BioMarin Pharmaceutical †	124,000	9,363,240
Cellectis ADR †	226,875	4,585,144
Clovis Oncology †	250,200	1,756,404
Coherus Biosciences †	430,000	6,282,300
Dynavax Technologies †	760,000	7,470,800
Epizyme †	203,200	1,769,872
Exact Sciences †	96,353	12,697,398
Five Prime Therapeutics †	100,000	3,767,000
Forma Therapeutics Holdings †	92,786	2,599,864
Fortress Biotech †	100,000	353,000
Galmed Pharmaceuticals †	306,010	1,049,614
Incyte †	80,000	6,501,600
Intellia Therapeutics †	20,000	1,605,100
Intercept Pharmaceuticals †	27,000	623,160
Karyopharm Therapeutics †	380,000	3,997,600
Landos Biopharma †	147,182	1,417,363
MacroGenics †	420,000	13,377,000
Madrigal Pharmaceuticals †	28,500	3,333,645
MEI Pharma †	600,000	2,058,000
Mersana Therapeutics †	150,000	2,427,000
Mirati Therapeutics †	60,000	10,278,000
MorphoSys †	300,000	26,132,447
Mustang Bio †	120,000	398,400
Myriad Genetics †	135,000	4,110,750
Nektar Therapeutics †	256,385	5,127,700
Neurocrine Biosciences †	110,000	10,697,500
NextCure †	150,000	1,501,500
ProQR Therapeutics †	620,000	4,098,200
Provention Bio †	70,000	734,650
Puma Biotechnology †	61,255	595,399
Regeneron Pharmaceuticals †	90,000	42,582,600

Schedule of investments
Delaware Healthcare Fund

	Number of shares	Value (US $)
Common Stock ◆ (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$5,082,390
Rigel Pharmaceuticals †	1,600,000	5,472,000
Rocket Pharmaceuticals †	58,000	2,573,460
Sangamo Therapeutics †	400,000	5,012,000
Sarepta Therapeutics †	13,000	968,890
Seagen †	80,000	11,108,800
Sio Gene Therapies †	64,171	167,486
Surface Oncology †	350,000	2,730,000
Syndax Pharmaceuticals †	180,000	4,024,800
Translate Bio †	456,300	7,524,387
Ultragenyx Pharmaceutical †	70,000	7,970,200
uniQure †	706,166	23,790,732
United Therapeutics †	86,800	14,519,036
Vascular Biogenics †	200,000	400,000
Vertex Pharmaceuticals †	25,000	5,372,250
Viking Therapeutics †	330,100	2,087,882
Voyager Therapeutics †	5,700	26,847
WaVe Life Sciences †	81,955	459,768
Xencor †	129,191	5,562,964
XOMA †	3,466	141,447
Yumanity Therapeutics †	37,500	678,750
Yumanity Therapeutics =, †	750,000	0
		377,973,992
Blue Chip Medical Products – 39.67%
AbbVie	226,559	24,518,215
Amgen	246,964	61,447,113
AstraZeneca	110,000	10,989,786
Biogen †	45,000	12,588,750
Boston Scientific †	380,000	14,687,000
Bristol-Myers Squibb	180,000	11,363,400
Chugai Pharmaceutical	700,000	28,379,318
Eli Lilly and Co.	170,000	31,759,400
Gilead Sciences	195,000	12,602,850
GlaxoSmithKline	300,000	5,326,910
GlaxoSmithKline ADR	309,300	11,038,917
Johnson & Johnson	100,000	16,435,000
Merck & Co.	295,000	22,741,550
Pfizer	604,600	21,904,658
Roche Holding	180,000	58,171,719
Sanofi	200,000	19,759,995
Sanofi ADR	1,360,000	67,265,600
Stryker	15,000	3,653,700

	Number of shares	Value (US $)
Common Stock ◆ (continued)
Blue Chip Medical Products (continued)
UCB	76,000	$7,229,836
Zimmer Biomet Holdings	80,000	12,806,400
		454,670,117
Healthcare Services – 8.40%
Anthem	87,500	31,408,125
Change Healthcare †	25,532	564,257
CVS Health	180,000	13,541,400
Quest Diagnostics	48,000	6,160,320
UnitedHealth Group	120,000	44,648,400
		96,322,502
Other – 12.67%
Bumble Class A †	1,366	85,211
Cia de Minas Buenaventura ADR †	66,353	665,520
Compugen †	690,000	5,927,100
DigitalOcean Holdings †	1,000	42,130
Fannie Mae †	1,300,000	2,691,000
Federal Home Loan Mortgage †	1,050,000	2,152,500
Micron Technology †	1,172,000	103,382,120
SK Telecom ADR	885,805	24,120,470
Sohu.com ADR †	390,722	6,142,150
		145,208,201
Small- / Mid-Cap Medical Products – 7.57%
Aerie Pharmaceuticals †	5,100	91,137
Halozyme Therapeutics †	230,000	9,588,700
Illumina †	80,000	30,724,800
InnoCare Pharma 144A #, †	17,000	39,711
Inspire Medical Systems †	30,000	6,209,700
Intra-Cellular Therapies †	450,000	15,268,500
Perrigo	210,000	8,498,700
Viatris †	1,170,018	16,345,152
		86,766,400
Total Common Stock (cost $848,651,715)		1,160,941,212

Schedule of investments
Delaware Healthcare Fund

	Number of shares	Value (US $)
Rights – 0.00%
Ambit Bioscience =, †	76,500	$0
Total Rights (cost $0)		0
Total Value of Securities–101.28%
(cost $848,651,715)		$1,160,941,212

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $39,711, which represents 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Healthcare Fund	March 31, 2021

Assets:
Investments, at value*	$1,160,941,212
Receivable for fund shares sold	2,398,353
Foreign tax reclaims receivable	1,220,612
Dividends receivable	598,011
Total Assets	1,165,158,188
Liabilities:
Due to custodian	14,997,726
Payable for fund shares redeemed	2,582,951
Investment management fees payable to affiliates	806,607
Other accrued expenses	330,749
Distribution fees payable to affiliates	172,208
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,247
Trustees’ fees and expenses payable to affiliates	6,596
Audit and tax fees payable	5,500
Accounting and administration expenses payable to affiliates	3,649
Reports and statements to shareholders expenses payable to affiliates	1,648
Legal fees payable to affiliates	1,458
Total Liabilities	18,917,339
Total Net Assets	$1,146,240,849

Net Assets Consist of:
Paid-in capital	$837,784,842
Total distributable earnings (loss)	308,456,007
Total Net Assets	$1,146,240,849

Statement of assets and liabilities
Delaware Healthcare Fund

Net Asset Value
Class A:
Net assets	$344,530,877
Shares of beneficial interest outstanding, unlimited authorization, no par	12,432,190
Net asset value per share	$27.71
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$29.40
Class C:
Net assets	$112,012,564
Shares of beneficial interest outstanding, unlimited authorization, no par	4,332,249
Net asset value per share	$25.86
Class R:
Net assets	$4,866,827
Shares of beneficial interest outstanding, unlimited authorization, no par	178,565
Net asset value per share	$27.26
Institutional Class:
Net assets	$684,830,581
Shares of beneficial interest outstanding, unlimited authorization, no par	24,523,535
Net asset value per share	$27.93
____________________
* Investments, at cost	$848,651,715

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Year ended March 31, 2021

Investment Income:
Dividends	$16,856,724
Foreign tax withheld	(933,465)
15,923,259

Expenses:
Management fees	9,634,541
Distribution expenses – Class A	848,823
Distribution expenses – Class C	1,200,288
Distribution expenses – Class R	25,287
Dividend disbursing and transfer agent fees and expenses	1,198,602
Accounting and administration expenses	231,517
Custodian fees	167,123
Reports and statements to shareholders expenses	134,576
Registration fees	73,021
Trustees’ fees and expenses	66,865
Legal fees	61,329
Audit and tax fees	51,859
Other	37,570
13,731,401
Less expenses paid indirectly	(1,022)
Total operating expenses	13,730,379
Net Investment Income	2,192,880
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	41,601,944
Foreign currencies	(94,843)
Foreign currency exchange contracts	15,213
Net realized gain	41,522,314

Net change in unrealized appreciation (depreciation) of:
Investments	227,038,211
Foreign currencies	17,247
Net change in unrealized appreciation (depreciation)	227,055,458
Net Realized and Unrealized Gain	268,577,772
Net Increase in Net Assets Resulting from Operations	$270,770,652

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Healthcare Fund

	Year ended
	3/31/21	3/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,192,880	$1,826,275
Net realized gain	41,522,314	79,685,586
Net change in unrealized appreciation (depreciation)	227,055,458	(79,428,868)
Net increase in net assets resulting from operations	270,770,652	2,082,993

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(18,672,006)	(23,247,550)
Class C	(6,749,762)	(8,927,434)
Class R	(251,007)	(442,120)
Institutional Class	(41,992,451)	(43,754,405)
	(67,665,226)	(76,371,509)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,442,617	51,114,758
Class C	21,953,241	17,068,454
Class R	1,265,503	2,037,618
Institutional Class	287,315,606	248,681,594
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	18,050,063	22,461,260
Class C	6,636,552	8,722,235
Class R	249,130	439,981
Institutional Class	38,712,295	39,559,439
	443,625,007	390,085,339

	Year ended
	3/31/21	3/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(75,426,756)	$(97,367,467)
Class C	(37,378,394)	(32,342,093)
Class R	(2,942,339)	(3,818,176)
Institutional Class	(280,391,146)	(315,447,503)
	(396,138,635)	(448,975,239)
Increase (decrease) in net assets derived from capital share
transactions	47,486,372	(58,889,900)
Net Increase (Decrease) in Net Assets	250,591,798	(133,178,416)
Net Assets:
Beginning of year	895,649,051	1,028,827,467
End of year	$1,146,240,849	$895,649,051

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$22.75	$24.63	$22.63	$19.19	$18.46

0.03	0.03	(0.03)	0.04	0.16
6.49	0.11	2.44	4.08	1.97
6.52	0.14	2.41	4.12	2.13

(0.06)	—	(0.15)	(0.68)	(0.18)
(1.50)	(2.02)	(0.26)	—	(1.22)
(1.56)	(2.02)	(0.41)	(0.68)	(1.40)

$27.71	$22.75	$24.63	$22.63	$19.19

28.55%	(0.27% )	10.74%	21.56%	12.30%

$344,531	$272,911	$319,993	$212,838	$154,687
1.23%	1.27%	1.28%	1.31%	1.38%
0.11%	0.13%	(0.10% )	0.18%	0.84%
22%	24%	33%	28%	29%

21

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$21.42	$23.47	$21.61	$18.36	$17.72

(0.17)	(0.15)	(0.20)	(0.12)	0.02
6.11	0.12	2.33	3.90	1.88
5.94	(0.03)	2.13	3.78	1.90

—	—	(0.01)	(0.53)	(0.04)
(1.50)	(2.02)	(0.26)	—	(1.22)
(1.50)	(2.02)	(0.27)	(0.53)	(1.26)

$25.86	$21.42	$23.47	$21.61	$18.36

27.62%	(1.02% )	9.91%	20.67%	11.45%

$112,012	$99,376	$115,843	$76,033	$57,814
1.98%	2.02%	2.03%	2.06%	2.13%
(0.64% )	(0.62% )	(0.85% )	(0.57% )	0.09%
22%	24%	33%	28%	29%

23

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$22.40	$24.34	$22.37	$18.98	$18.27

(0.04)	(0.03)	(0.08)	(0.02)	0.11
6.40	0.11	2.40	4.04	1.95
6.36	0.08	2.32	4.02	2.06

—	—	(0.09)	(0.63)	(0.13)
(1.50)	(2.02)	(0.26)	—	(1.22)
(1.50)	(2.02)	(0.35)	(0.63)	(1.35)

$27.26	$22.40	$24.34	$22.37	$18.98

28.30%	(0.52% )	10.44%	21.26%	12.03%

$4,867	$5,269	$7,080	$5,683	$5,169
1.48%	1.52%	1.53%	1.56%	1.63%
(0.14% )	(0.12% )	(0.35% )	(0.07% )	0.59%
22%	24%	33%	28%	29%

25

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$22.91	$24.75	$22.74	$19.28	$18.53

0.10	0.09	0.04	0.09	0.21
6.55	0.12	2.43	4.10	1.98
6.65	0.21	2.47	4.19	2.19

(0.13)	(0.03)	(0.20)	(0.73)	(0.22)
(1.50)	(2.02)	(0.26)	—	(1.22)
(1.63)	(2.05)	(0.46)	(0.73)	(1.44)

$27.93	$22.91	$24.75	$22.74	$19.28

28.91%	(0.01% )	10.98%	21.84%	12.53%

$684,831	$518,093	$585,911	$282,585	$137,621
0.98%	1.02%	1.03%	1.06%	1.13%
0.36%	0.38%	0.14%	0.43%	1.09%
22%	24%	33%	28%	29%

27

Notes to financial statements
Delaware Healthcare Fund	March 31, 2021

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 20 series. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may

28

value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other

29

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2021, the Fund earned $1,022 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of the average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

30

Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2021, the Fund was charged $44,283 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2021, the Fund was charged $107,448 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2021, the Fund was charged $36,665 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2021, DDLP earned $189,782 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2021, DDLP received gross CDSC commissions of $22 and $15,281 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the year ended March 31, 2021, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees

31

Notes to financial statements
Delaware Healthcare Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2021, the Fund engaged in securities purchases of $21,002,000. The Fund did not engage in Rule 17a-7 securities sales for the year ended March 31, 2021.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the year ended March 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$263,386,684
Sales	259,483,625

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$856,881,953
Aggregate unrealized appreciation of investments	$395,485,932
Aggregate unrealized depreciation of investments	(91,426,673)
Net unrealized appreciation of investments	$304,059,259

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

32

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 3	Total
Securities
Assets:
Common Stock	$1,160,875,212	$66,000	$1,160,941,212
Rights	—	—	—
Total Value of Securities	$1,160,875,212	$66,000	$1,160,941,212

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investment in this table.

During the year ended March 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Fund’s net assets.

33

Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2021 and 2020 were as follows:

	Year ended
	3/31/21	3/31/20
Ordinary income	$31,320,443	$8,985,354
Long-term capital gains	36,344,783	67,386,155
Total	$67,665,226	$76,371,509

5. Components of Net Assets on a Tax Basis

As of March 31, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$837,784,842
Undistributed long-term capital gains	6,960,669
Qualified late year loss deferrals	(2,563,921)
Net unrealized appreciation on investments and foreign currencies	304,059,259
Net assets	$1,146,240,849

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of securities no longer considered passive foreign investment companies.

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2021 through March 31, 2021 and November 1, 2020 through March 31, 2021, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2021, the Fund had no reclassifications.

34

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/21	3/31/20
Shares sold:
Class A	2,507,628	2,088,179
Class C	861,818	732,473
Class R	46,355	83,857
Institutional Class	10,544,285	10,187,681

Shares issued upon reinvestment of dividends and distributions:
Class A	643,955	888,851
Class C	253,207	365,712
Class R	9,033	17,663
Institutional Class	1,371,804	1,555,621
	16,238,085	15,920,037

Shares redeemed:
Class A	(2,717,239)	(3,972,133)
Class C	(1,423,056)	(1,394,743)
Class R	(112,004)	(157,203)
Institutional Class	(10,008,677)	(12,797,263)
	(14,260,976)	(18,321,342)
Net increase (decrease)	1,977,109	(2,401,305)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2021 and 2020, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended
3/31/21	30,727	36,941	25,288	39,764	$1,878,288
Year ended
3/31/20	236,831	13,382	4,240	243,920	5,977,911

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Agreement was

35

Notes to financial statements
Delaware Healthcare Fund

7. Line of Credit (continued)

increased to $275,000,000 on May 6, 2020. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of March 31, 2021, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2021.

During the year ended March 31, 2021, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

36

During the year ended March 31, 2021, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2021.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$46,508	$136,847

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund

37

Notes to financial statements
Delaware Healthcare Fund

9. Securities Lending (continued)

continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2021, the Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Series to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

38

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2021, there were no Rule 144A securities held by the Fund.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

13. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

39

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Healthcare Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Healthcare Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 20, 2021

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

40

Other Fund information (Unaudited)
Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2021, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	53.71%
(B) Ordinary Income Distributions (Tax Basis)*	46.29%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	25.97%
____________________

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on the Fund’s ordinary income distributions.
[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended March 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified dividend income is 54.15%. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

For the fiscal year ended March 31, 2021, certain interest income paid by the Fund, determined to be Short-Term Capital Gains, may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2021, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $14,529,492.

41

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	160	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

42

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	160	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	160	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	160	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

43

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	160	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	160	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College (July 2002–June 2010)		Community Health Systems
May 1960					(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

44

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	160	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Strategic
January 1956			Executive Advisor to Dean		Planning and Reserves
			(August 2011–March 2012) and		Committee and Nominating
			Interim Dean		and Governance
			(January 2011–July 2011) —		Committee Member —
			University of Miami School of		Callon Petroleum Company
			Business Administration		(December 2019–Present)
			President — U.S. Trust, Bank of		Director — New Senior
			America Private Wealth		Investment Group Inc.
			Management (Private Banking)		(January 2021–Present)
			(July 2007-December 2008)		Director; Audit Committee
Member — Carrizo Oil & Gas,
Inc. (March 2018–December
2019)

45

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman (2010–April 2013)	160	Director — HSBC North America
610 Market Street			— PNC Financial Services Group		Holdings Inc.
Philadelphia, PA					(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

46

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	160	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member — The
Merger Fund (2013–Present), The
Merger Fund VL (2013–Present);
WCM Alternatives: Event-Driven
Fund (2013–Present), and WCM
Alternatives: Credit Event Fund
(December 2017–Present)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

47

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	160	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	160	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	160	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

48

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	160	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

49

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood
President and	Former Chief Executive	Sevilla-Sacasa	Chief Executive Officer
Chief Executive Officer	Officer	Former Chief Executive	and President
Delaware Funds®	Private Wealth Management	Officer	Gore Creek Capital, Ltd.
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International	Golden, CO
Philadelphia, PA	New York, NY	Miami, FL
Janet L. Yeomans
Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford	Former Vice President and
Managing Member,	Former Executive Vice	Former Vice Chairman	Treasurer
Stonebrook Capital	President	PNC Financial Services	3M Company
Management, LLC	State Street Corporation	Group	St. Paul, MN
Jersey City, NJ	Boston, MA	Pittsburgh, PA

Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

50

Annual report

US equity mutual fund

Delaware Small Cap Growth Fund

March 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Small Cap Growth Fund	March 31, 2021 (Unaudited)

Performance preview (for the year ended March 31, 2021)

Delaware Small Cap Growth Fund (Institutional Class shares)*	1-year return	+129.08%
Delaware Small Cap Growth Fund (Class A shares)*	1-year return	+128.46%
Russell 2000® Growth Index (benchmark)	1-year return	+90.20%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.
The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.
Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*

Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Investment objective

The Fund seeks long-term capital appreciation.

Market review

The Fund’s fiscal year ended March 31, 2021, began just weeks after financial markets suffered a notably swift and severe decline that followed the onset of the coronavirus pandemic. In the United States, equities plunged more than 30% as the virus spread throughout Asia, Australia, Europe, and the US. Worldwide, governments responded with economic lockdowns intended to reduce social interaction and the spread of the disease.

The impact was greatest on companies that catered to crowds – airlines, cruise lines, hotels, theme parks, casinos, restaurants, and bars. In essence, revenues in businesses related to travel and leisure went to zero overnight, and in turn, energy markets supplying these businesses went into free fall as demand plummeted. Banks also suffered, caught holding significant debt from companies that suddenly had little to no revenue.

At the close of the Fund’s fiscal year, we continued to invest in the disruptive trends and industries that had carried us through the 12-month period: Saas solutions, personalized medicine, outdoor lifestyles and digital banking.

1

Portfolio management review
Delaware Small Cap Growth Fund

In the final weeks of the 12-month period, governments and central banks rushed to provide unprecedented levels of fiscal and monetary support. Trillions of dollars worldwide were pumped into the global economy to help keep industries running and prevent economic collapse. The goal was to keep the economy intact, preserve employment, and ease hardship through the end of the pandemic.

Investors responded enthusiastically. As the Fund’s fiscal year began, equities had already begun to recover and would continue to do so throughout the period. Buoyed by the Federal Reserve’s frequent fiscal interventions, two additional rounds of government-provided monetary stimulus in December 2020 and March 2021, and the introduction of a COVID-19 vaccine in November, equities not only fully recovered but posted significant gains. For the Fund’s fiscal year, the broad market Russell 3000® Index returned 62.53%.

The economy, however, was slower to respond. In the first quarter of the Fund’s fiscal year, gross domestic product (GDP) declined more than 33%. Despite a strong rebound – GDP increased 38% in the Fund’s second fiscal quarter and 6% in the third – the economy still lagged as the fiscal year ended.

There were pockets of the economy that exceled, nonetheless. With people forced to stay home, consumer and business activity shifted online at an accelerated pace, giving ecommerce, mobile banking, telehealth, and video conferencing a boost. While the digitalization of these activities had become a driving force in the markets for years, the pandemic provided a short-term boost.

With the introduction of the Pfizer vaccine in mid-November, followed shortly by Moderna’s, value stocks began to outperform growth for the first time in several years. The shares of airlines, cruise lines, and hotels that had been beaten down at the beginning of the pandemic began to recover, a sign that investors saw economic activity returning to something near normal later in the year.

Within the Fund

For the fiscal year ended March 31, 2021, Delaware Small Cap Growth Fund outperformed its benchmark, the Russell 2000 Growth Index. The Fund’s Institutional Class shares gained 129.08%. The Fund’s Class A shares advanced 128.46% at net asset value and 115.42% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the benchmark gained 90.20%. For complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 5.

While we focus mainly on individual stock selection, advantageous stock selection at the sector level contributed to strong relative performance in healthcare, consumer discretionary, and information technology (IT). The financials sector was the largest detractor from the Fund’s performance, also due to stock selection. The Fund did not have any positions in energy, materials, or real estate, which contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, focusing on disruptions that are often induced by innovation or technology. During the fiscal year, however, the pandemic was the principal disruptor that touched virtually all consumers and businesses.

When the pandemic struck, people realized that they were homebound and couldn’t go anywhere where there would be large groups of people. Conventional travel was out. So many turned to camping, fishing, hiking, or boating. One company that did well was YETI Holdings Inc., a retailer of outdoor apparel and camping gear that benefitted from the sudden growth in the outdoor lifestyle. YETI was the Fund’s leading contributor to performance for the fiscal year. YETI

2

accomplished the feat of achieving success as a lifestyle brand despite having to curtail normal marketing programs that included events at college campuses. Few companies have achieved this type of success. We think that by giving away YETI bumper stickers and selling YETI-branded shirts and hats, coffee mugs and beer coolers, the company has successfully created a premier lifestyle brand.

Another example of the Fund’s approach to investing in disruption is the growing use of software-as-a-service (SaaS) as a way to develop and market computer applications. For years, software developers sold their programs as single packages that were installed locally on a customers’ systems and typically entailed one-time purchase fee. That changed in the early 2000s with the advent of the SaaS model, which charges a subscription fee. Though less than the cost of an outright purchase, the fees are recurring, year after year. Clients potentially benefit in that SaaS programs are hosted in the cloud and maintained by the vendor.

Another leading contributor to the Fund’s performance for the period was Bill.com Holdings Inc., developer of a SaaS application suite to support small- and mid-sized companies’ back-office financial infrastructure, including accounts payable and accounts receivable. Using software in this manner improves efficiencies, reduces inaccuracies and provides labor-light solutions.

Ecommerce is another disruptor that has created opportunities for growth investors. Initially, we saw conventional retailers expand into the digital realm, offering their goods and services through online catalogs. Over the past few years, innovative marketers have taken advantage of advances in technology and communications to create online marketplaces that had no prior brick-and-mortar analogues.

One such marketplace was produced by eHealth Inc., which created a digital platform to compare and enroll in health insurance plans, with a particular focus on the rapidly growing Medicare Advantage market. While eHealth had been a strong performer, both generally and in the Fund, this year it ran into trouble and detracted from performance. Last spring, regulators opened a special enrollment period for seniors, enabling them to make changes to their insurance coverage in response to the virus outbreak. That led to concern that the company would experience an unexpected rise in membership churn, making it difficult for eHealth to calculate the long-term value of its members and to project revenue. When its shares began to sell off, we exited the Fund’s position.

Consumers’ growing interest in healthy living and eating is another disruptive trend in which we have invested. The Simply Good Foods Co. produces, markets, and sells low-carb and low-sugar nutritional snack products under the Atkins, SimplyProtein, and Quest Nutrition brands. In our view, the company was poised to benefit from structurally favorable dietary and wellness trends in the US. Early in the pandemic, however, the company suspended fiscal-year guidance because of COVID-19-related uncertainties, including traffic volatility, disruption due to less on-the-go nutritional-bar consumption as consumers stayed home, and likely changes to retailer promotions. As a result, the company’s revenue growth no longer met our minimum and we exited the position.

At the close of the fiscal year, we continued to invest in the same disruptive trends and industries that had carried us through the 12-month period. That said, we expect significant cyclical strength throughout 2021 and 2022 and have positioned the Fund accordingly. In technology, that means owning more semiconductors and telecommunications equipment. In healthcare, we have increased exposure to procedures, which

3

Portfolio management review
Delaware Small Cap Growth Fund

had grown at about a 2% annual rate for the past 40 years. Last year, in the face of the pandemic, however, procedures declined as people avoided doctors’ offices and hospitals. People still though need to get their shoulder or knee replaced, so we have added exposure in the Fund to companies that are levered to procedures.

Then there are the consumer-driven businesses. Post pandemic, we believe people can’t wait to get back to bars, restaurants, gyms, and travel. To the extent that we can gain access to disruptors in those areas, we think we have increased exposure there as well.

Lastly, where people once went to banks to make deposits or get cash, they now take photos of checks and send money to friends using their smart phones at home. That is a foundational change in a huge market. Today there are 85,000 retail banks. In 10 years, we think that number will shrink by half because nobody young goes into a bank, ever. Similarly, we view digital currency as the future. People have carried coins and paper in their pockets for thousands of years. We may be the last generation to do that, and, in our opinion, we don’t think you could get a much bigger market than all paper currency.

4

Performance summary
Delaware Small Cap Growth Fund	March 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2021
	1 year	3 year	Lifetime
Class A (Est. June 30, 2016)
Excluding sales charge	+128.46%*	+36.18%	+32.65%
Including sales charge	+115.42%	+33.51%	+31.00%
Class C (Est. June 30, 2016)
Excluding sales charge	+126.67%*	+35.08%	+31.61%
Including sales charge	+125.67%	+35.08%	+31.61%
Class R (Est. June 30, 2016)
Excluding sales charge	+127.86%*	+35.80%	+32.27%
Including sales charge	+127.86%	+35.80%	+32.27%
Institutional Class (Est. June 30, 2016)
Excluding sales charge	+129.08%*	+36.47%	+32.93%
Including sales charge	+129.08%	+36.47%	+32.93%
Russell 2000 Growth Index	+90.20%	+17.16%	+18.88%**

*	Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.
**	The benchmark lifetime return is for Class A share comparison only and is calculated using the Fund’s Class A inception date.

[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets.

5

Performance summary
Delaware Small Cap Growth Fund

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2020 to March 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class
Total annual operating expenses
(without fee waivers)	1.65%	2.40%	1.90%	1.40%
Net expenses (including fee
waivers, if any)	1.30%	2.05%	1.55%	1.05%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from July 26, 2019 through July 29, 2021.

6

Performance of a $10,000 investment1
Average annual total returns from June 30, 2016 (Fund’s inception) through March 31, 2021

For period beginning June 30, 2016 (Fund’s Inception) through March 31, 2021	Starting value	Ending value
Delaware Small Cap Growth Fund – Institutional Class shares	$10,000	$38,668
Delaware Small Cap Growth Fund – Class A shares	$9,425	$36,067
Russell 2000 Growth Index	$10,000	$23,476

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on June 30, 2016, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 2016. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

The Russell 2000 Index, mentioned on page 2, measures the performance of the small-cap segment of the US equity universe.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses.

7

Performance summary
Delaware Small Cap Growth Fund

Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DSGDX	24610A604
Class C	DSGEX	24610A703
Class R	DSGFX	24610A885
Institutional Class	DSGGX	24610A802

8

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2020 to March 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/20	3/31/21	Expense Ratio	10/1/20 to 3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,278.50	1.30%	$7.38
Class C	1,000.00	1,272.80	2.05%	11.62
Class R	1,000.00	1,276.50	1.55%	8.80
Institutional Class	1,000.00	1,279.70	1.05%	5.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Class C	1,000.00	1,014.71	2.05%	10.30
Class R	1,000.00	1,017.20	1.55%	7.80
Institutional Class	1,000.00	1,019.70	1.05%	5.29

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocations and top 10
equity holdings
Delaware Small Cap Growth Fund	As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock◆	99.87%
Communication Services	4.03%
Consumer Discretionary	21.67%
Consumer Staples	13.64%
Healthcare	30.26%
Industrials	5.64%
Information Technology	23.15%
Utilities	1.48%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%
◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare products, healthcare services, pharmaceuticals, and software. As of March 31, 2021, such amounts, as a percentage of total net assets, were 0.50%, 4.84%, 12.35%, 2.85%, 4.83%, and 4.89% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
YETI Holdings	5.09%
Inari Medical	4.99%
Performance Food Group	4.97%
Progyny	4.84%
Pacira BioSciences	4.74%
Planet Fitness Class A	4.73%
Shift4 Payments Class A	4.02%
Chefs’ Warehouse	3.52%
Eventbrite Class A	3.48%
Boston Beer Class A	3.25%

11

Schedule of investments
Delaware Small Cap Growth Fund	March 31, 2021

	Number of shares	Value (US $)
Common Stock – 99.87%◆
Communication Services – 4.03%
Bandwidth Class A †	7,835	$993,008
Eventbrite Class A †	280,515	6,216,212
		7,209,220
Consumer Discretionary – 21.67%
Malibu Boats Class A †	49,080	3,910,694
Ollie’s Bargain Outlet Holdings †	43,290	3,766,230
Planet Fitness Class A †	109,285	8,447,731
Poshmark Class A †	21,617	877,650
Shake Shack Class A †	36,150	4,076,636
TopBuild †	20,580	4,310,069
Wingstop	33,245	4,227,767
YETI Holdings †	126,081	9,104,309
		38,721,086
Consumer Staples – 13.64%
Boston Beer Class A †	4,821	5,815,476
Chefs’ Warehouse †	206,545	6,291,361
Freshpet †	21,386	3,396,310
Performance Food Group †	154,057	8,875,224
		24,378,371
Healthcare – 30.26%
1Life Healthcare †	147,425	5,761,369
Blueprint Medicines †	9,180	892,571
Hims & Hers Health †	225,015	2,976,949
Inari Medical †	83,427	8,926,689
Invitae †	133,181	5,088,846
iRhythm Technologies †	37,636	5,226,135
Pacira BioSciences †	120,734	8,462,246
PetIQ †	4,840	170,658
Progyny †	194,500	8,657,195
Quanterix †	68,736	4,018,994
Repligen †	20,085	3,904,725
		54,086,377
Industrials – 5.64%
AZEK †	110,567	4,649,342
SiteOne Landscape Supply †	31,785	5,426,971
		10,076,313
Information Technology – 23.15%
Everbridge †	21,204	2,569,501
Flex †	223,555	4,093,292
Globant †	18,825	3,908,258

12

	Number of shares	Value (US $)
Common Stock◆ (continued)
Information Technology (continued)
Lattice Semiconductor †	124,388	$5,599,948
MACOM Technology Solutions Holdings †	49,445	2,868,799
nCino †	46,335	3,091,471
Rapid7 †	49,156	3,667,529
Shift4 Payments Class A †	87,540	7,179,155
Sprout Social Class A †	88,355	5,103,385
Varonis Systems †	64,100	3,290,894
		41,372,232
Utilities – 1.48%
Sunnova Energy International †	64,574	2,635,911
		2,635,911
Total Common Stock (cost $146,163,055)		178,479,510
Total Value of Securities–99.87%
(cost $146,163,055)		$178,479,510

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities
Delaware Small Cap Growth Fund	March 31, 2021

Assets:
Investments, at value*	$178,479,510
Receivable for fund shares sold	1,993,165
Receivable for securities sold	683,977
Dividends receivable	12
Total Assets	181,156,664
Liabilities:
Due to custodian	978,405
Payable for fund shares redeemed	1,242,116
Investment management fees payable to affiliates	137,744
Other accrued expenses	62,013
Distribution fees payable to affiliates	13,567
Audit and tax fees payable	5,500
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,320
Trustees’ fees and expenses payable to affiliates	1,031
Accounting and administration expenses payable to affiliates	870
Reports and statements to shareholders expenses payable to affiliates	256
Legal fees payable to affiliates	228
Total Liabilities	2,443,050
Total Net Assets	$178,713,614

Net Assets Consist of:
Paid-in capital	$128,589,763
Total distributable earnings (loss)	50,123,851
Total Net Assets	$178,713,614

14

Net Asset Value

Class A:
Net assets	$25,559,463
Shares of beneficial interest outstanding, unlimited authorization, no par	1,450,061
Net asset value per share	$17.63
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.71

Class C:
Net assets	$7,564,319
Shares of beneficial interest outstanding, unlimited authorization, no par	453,365
Net asset value per share	$16.68

Class R:
Net assets	$2,975,187
Shares of beneficial interest outstanding, unlimited authorization, no par	172,215
Net asset value per share	$17.28

Institutional Class:
Net assets	$142,614,645
Shares of beneficial interest outstanding, unlimited authorization, no par	7,971,727
Net asset value per share	$17.89
____________________
* Investments, at cost	$146,163,055

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Small Cap Growth Fund	Year ended March 31, 2021

Investment Income:
Dividends	$114,699

Expenses:
Management fees	906,592
Distribution expenses – Class A	29,858
Distribution expenses – Class C	32,379
Distribution expenses – Class R	10,551
Dividend disbursing and transfer agent fees and expenses	132,746
Registration fees	83,172
Accounting and administration expenses	58,379
Reports and statements to shareholders expenses	35,423
Audit and tax fees	30,978
Trustees’ fees and expenses	6,433
Legal fees	5,328
Custodian fees	4,913
Other	11,929
1,348,681
Less expenses waived	(6,693)
Less expenses paid indirectly	(68)
Total operating expenses	1,341,920
Net Investment Loss	(1,227,221)
Net Realized and Unrealized Gain:
Net realized gain on investments	39,881,360
Net change in unrealized appreciation (depreciation) of investments	35,883,085
Net Realized and Unrealized Gain	75,764,445
Net Increase in Net Assets Resulting from Operations	$74,537,224

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Year ended
	3/31/21	3/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,227,221)	$(386,718)
Net realized gain (loss)	39,881,360	(289,780)
Net change in unrealized appreciation (depreciation)	35,883,085	(5,156,079)
Net increase (decrease) in net assets resulting from
operations	74,537,224	(5,832,577)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,519,287)	(35,531)
Class C	(557,897)	(10,143)
Class R	(394,711)	(17,951)
Institutional Class	(15,928,765)	(962,541)
	(19,400,660)	(1,026,166)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,283,347	838,980
Class C	7,061,376	816,398
Class R	559,998	19,603
Institutional Class	119,191,021	71,586,170

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,518,531	35,531
Class C	557,892	10,143
Class R	394,706	17,951
Institutional Class	15,668,302	961,677
	172,235,173	74,286,453

17

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Year ended
	3/31/21	3/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,844,758)	$(883,963)
Class C	(1,399,308)	(405,501)
Class R	(99,388)	(337,498)
Institutional Class	(102,183,304)	(16,247,738)
	(111,526,758)	(17,874,700)
Increase in net assets derived from capital share transactions	60,708,415	56,411,753
Net Increase in Net Assets	115,844,979	49,553,010
Net Assets:
Beginning of year	62,868,635	13,315,625
End of year	$178,713,614	$62,868,635

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

				6/30/16[1]
Year ended				to
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.23	$10.39	$11.59	$9.22	$8.50

(0.21)	(0.13)	(0.14)	(0.13)	(0.05)
11.79	(0.88)	2.33	3.22	1.12
11.58	(1.01)	2.19	3.09	1.07

(3.18)	(0.15)	(3.39)	(0.72)	(0.35)
(3.18)	(0.15)	(3.39)	(0.72)	(0.35)

$17.63	$9.23	$10.39	$11.59	$9.22

128.96%	(9.93% )	22.47%	34.47%	12.69%

$25,560	$2,053	$2,330	$432	$184
1.30%	1.30%	1.30%	1.30%	1.30%
1.31%	1.65%	2.68%	3.33%	4.87%
(1.21% )	(1.26% )	(1.19% )	(1.20% )	(0.77% )
(1.22% )	(1.61% )	(2.57% )	(3.23% )	(4.34% )
118%	139%	158%	151%	145%

21

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

				6/30/16[1]
Year ended				to
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$8.88	$10.08	$11.43	$9.17	$8.50

(0.32)	(0.20)	(0.21)	(0.20)	(0.11)
11.30	(0.85)	2.25	3.18	1.13
10.98	(1.05)	2.04	2.98	1.02

(3.18)	(0.15)	(3.39)	(0.72)	(0.35)
(3.18)	(0.15)	(3.39)	(0.72)	(0.35)

$16.68	$8.88	$10.08	$11.43	$9.17

127.18%	(10.64% )	21.42%	33.44%	12.09%

$7,564	$773	$478	$61	$31
2.05%	2.05%	2.05%	2.05%	2.05%
2.06%	2.40%	3.43%	4.08%	5.62%
(1.96% )	(2.01% )	(1.94% )	(1.95% )	(1.52% )

(1.97% )	(2.36% )	(3.32% )	(3.98% )	(5.09% )
118%	139%	158%	151%	145%

23

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

				6/30/16[1]
Year ended				to
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.10	$10.27	$11.53	$9.20	$8.50

(0.23)	(0.16)	(0.17)	(0.15)	(0.07)
11.59	(0.86)	2.30	3.20	1.12
11.36	(1.02)	2.13	3.05	1.05

(3.18)	(0.15)	(3.39)	(0.72)	(0.35)
(3.18)	(0.15)	(3.39)	(0.72)	(0.35)

$17.28	$9.10	$10.27	$11.53	$9.20

128.36%	(10.15% )	22.05%	34.10%	12.57%

$2,975	$1,120	$1,577	$8	$6
1.55%	1.55%	1.55%	1.55%	1.55%
1.56%	1.90%	2.93%	3.58%	5.12%
(1.46% )	(1.51% )	(1.44% )	(1.45% )	(1.02% )

(1.47% )	(1.86% )	(2.82% )	(3.48% )	(4.59% )
118%	139%	158%	151%	145%

25

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

				6/30/16[1]
Year ended				to
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.33	$10.47	$11.64	$9.24	$8.50

(0.15)	(0.11)	(0.11)	(0.10)	(0.04)
11.89	(0.88)	2.33	3.22	1.13
11.74	(0.99)	2.22	3.12	1.09

(3.18)	(0.15)	(3.39)	(0.72)	(0.35)
(3.18)	(0.15)	(3.39)	(0.72)	(0.35)

$17.89	$9.33	$10.47	$11.64	$9.24

129.33%	(9.66% )	22.68%	34.73%	12.93%

$142,615	$58,923	$8,931	$7,605	$5,621
1.05%	1.05%	1.05%	1.05%	1.05%
1.06%	1.40%	2.43%	3.08%	4.62%
(0.96% )	(1.01% )	(0.94% )	(0.95% )	(0.52% )
(0.97% )	(1.36% )	(2.32% )	(2.98% )	(4.09% )
118%	139%	158%	151%	145%

27

Notes to financial statements
Delaware Small Cap Growth Fund	March 31, 2021

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 20 series. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

28

If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2021, the Fund earned $68 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

29

Notes to financial statements
Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2020 through March 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2021, the Fund was charged $8,088 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2021, the Fund was charged $10,804 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

30

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2021, the Fund was charged $3,620 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2021, DDLP earned $50,137 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2021, DDLP received gross CDSC commissions of $14 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from July 26, 2019 through July 29, 2021.

3. Investments

For the year ended March 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$178,543,598
Sales	138,801,438

31

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$147,671,737
Aggregate unrealized appreciation of investments	$37,514,943
Aggregate unrealized depreciation of investments	(6,707,170)
Net unrealized appreciation of investments	$30,807,773

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market

32

prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2021:

Level 1
Securities
Assets:
Common Stock	$178,479,510

During the year ended March 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the year ended March 31, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2021 and 2020 were as follows:

	Year ended
	3/31/21	3/31/20
Ordinary income	$18,612,909	$—
Long-term capital gains	787,751	1,026,166
Total	$19,400,660	$1,026,166

5. Components of Net Assets on a Tax Basis

As of March 31, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$128,589,763
Undistributed ordinary income	12,143,076
Undistributed long-term capital gains	7,666,590
Qualified late year loss deferrals	(493,588)
Unrealized appreciation of investments	30,807,773
Net assets	$178,713,614

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

33

Notes to financial statements
Delaware Small Cap Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

Qualified late year losses represent ordinary losses realized from January 1, 2021 through March 31, 2021 and capital losses realized from November 1, 2020 through March 31, 2021, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2021, the Fund had no reclassifications.

34

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/21	3/31/20
Shares sold:
Class A	1,533,631	79,439
Class C	411,450	81,725
Class R	30,112	1,871
Institutional Class	6,850,080	6,930,241
Shares issued upon reinvestment of dividends and distributions:
Class A	157,507	3,377
Class C	36,776	999
Class R	25,173	1,729
Institutional Class	966,583	90,553
	10,011,312	7,189,934

Shares redeemed:
Class A	(463,482)	(84,596)
Class C	(81,829)	(43,101)
Class R	(6,145)	(34,051)
Institutional Class	(6,162,802)	(1,555,682)
	(6,714,258)	(1,717,430)
Net increase	3,297,054	5,472,504

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Year ended
3/31/21	4,986	4,728	$90,835
Year ended
3/31/20	89	86	918

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Agreement was increased to $275,000,000 on May 6, 2020. Under the Agreement, the Participants were charged an

35

Notes to financial statements
Delaware Small Cap Growth Fund

7. Line of Credit (continued)

annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of March 31, 2021, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

36

deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Series to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

37

Notes to financial statements
Delaware Small Cap Growth Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2021, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

12. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

38

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Growth Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 20, 2021

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

39

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2021, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	4.06%
(B) Ordinary Income Distributions (Tax Basis)	95.94%
Total Distributions (Tax Basis)	100.00%
____________________

(A) and (B) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2021, certain interest income paid by the Fund, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2021, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $30,755,985.

40

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	160	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

41

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	160	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	160	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	160	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) – J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

42

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	160	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President – Drexel University	160	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President – Franklin & Marshall		Committee Member —
19106-2354			College (July 2002–June 2010)		Community Health Systems
May 1960					(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

43

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	160	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer – Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Strategic
January 1956			Executive Advisor to Dean		Planning and Reserves
			(August 2011–March 2012) and		Committee and Nominating
			Interim Dean		and Governance
			(January 2011–July 2011) —		Committee Member —
			University of Miami School of		Callon Petroleum Company
			Business Administration		(December 2019–Present)
			President – U.S. Trust, Bank of		Director — New Senior
			America Private Wealth		Investment Group Inc.
			Management (Private Banking)		(January 2021–Present)
			(July 2007-December 2008)		Director; Audit Committee
Member — Carrizo Oil & Gas,
Inc. (March 2018–December
2019)

44

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman (2010–April 2013)	160	Director — HSBC North America
610 Market Street			— PNC Financial Services Group		Holdings Inc.
Philadelphia, PA					(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

45

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	160	Director; Finance Committee and
610 Market Street			President – Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member — The
Merger Fund (2013–Present), The
Merger Fund VL (2013–Present);
WCM Alternatives: Event-Driven
Fund (2013–Present), and WCM
Alternatives: Credit Event Fund
(December 2017–Present)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

46

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	160	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President – Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) – 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	160	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	160	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

47

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	160	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment manager, principal underwriter, and its transfer agent.

[3]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

48

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

49

Annual report

US equity mutual fund

Delaware Smid Cap Growth Fund

March 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Smid Cap Growth Fund	March 31, 2021 (Unaudited)

Performance preview (for the year ended March 31, 2021)

Delaware Smid Cap Growth Fund (Institutional Class shares)	1-year return	+114.04%
Delaware Smid Cap Growth Fund (Class A shares)	1-year return	+113.53%
Russell 2500™ Growth Index (benchmark)	1-year return	+87.50%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks long-term capital appreciation.

Market review

The Fund’s fiscal year ended March 31, 2021, began just weeks after financial markets suffered a notably swift and severe decline that followed the onset of the coronavirus pandemic. In the United States, equities plunged more than 30% as the virus spread throughout Asia, Australia, Europe, and the US. Worldwide, governments responded with economic lockdowns intended to reduce social interaction and the spread of the disease.

The impact was greatest on companies that catered to crowds – airlines, cruise lines, hotels, theme parks, casinos, restaurants, and bars. In essence, revenues in businesses related to travel and leisure went to zero overnight, and, in turn, energy markets supplying these businesses went into free fall as demand plummeted. Banks also suffered, caught holding significant debt from companies that suddenly had little to no revenue.

In the final weeks of the 12-month period, governments and central banks rushed to provide unprecedented levels of fiscal and monetary support. Trillions of dollars worldwide were pumped into the global economy to help keep

At the close of the Fund’s fiscal year, we continued to invest in the disruptive trends and industries that had carried us through the 12-month period: SaaS solutions, personalized medicine, outdoor lifestyles and digital banking.

1

Portfolio management review
Delaware Smid Cap Growth Fund

industries running and prevent economic collapse. The goal was to keep the economy intact, preserve employment, and ease hardship through the end of the pandemic.

Investors responded enthusiastically. As the Fund’s fiscal year began, equities had already begun to recover and would continue to do so throughout the period. Buoyed by the Federal Reserve’s frequent fiscal interventions, two additional rounds of government-provided monetary stimulus in December 2020 and March 2021, and the introduction of a COVID-19 vaccine in November, equities not only fully recovered but posted significant gains. For the Fund’s fiscal year, the broad market Russell 3000® Index returned 62.53%.

The economy, however, was slower to respond. In the first quarter of the Fund’s fiscal year, gross domestic product (GDP) declined more than 33%. Despite a strong rebound – GDP increased 38% in the Fund’s second fiscal quarter and 6% in the third – the economy still lagged as the fiscal year ended.

There were pockets of the economy that exceled, nonetheless. With people forced to stay home, consumer and business activity shifted online at an accelerated pace, giving ecommerce, mobile banking, telehealth, and video conferencing a boost. While the digitalization of these activities had become a driving force in the markets for years, the pandemic provided a short-term boost.

With the introduction of the Pfizer vaccine in mid-November, followed shortly by Moderna’s, value stocks began to outperform growth for the first time in several years. The shares of airlines, cruise lines, and hotels that had been beaten down at the beginning of the pandemic began to recover, a sign that investors saw economic activity returning to something near normal later in the year.

Within the Fund

For the fiscal year ended March 31, 2021, Delaware Smid Cap Growth Fund outperformed its benchmark, the Russell 2500 Growth Index. The Fund’s Institutional Class shares returned 114.04%. The Fund’s Class A shares gained 113.53% at net asset value and 101.24% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark returned 87.50%. For complete, annualized performance of Delaware Smid Cap Growth Fund, please see the table on page 5.

While we focus mainly on individual stock selection, advantageous stock selection at the sector level contributed to strong relative performance in healthcare, consumer discretionary, and information technology (IT). The financials sector was the largest detractor from the Fund’s performance, also due to stock selection. The Fund did not have any positions in energy, materials, or real estate, which contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, focusing on disruptions that are often induced by innovation or technology. During the fiscal year, however, the pandemic was the principal disruptor that touched virtually all consumers and businesses.

When the pandemic struck, people realized that they were homebound and couldn’t go anywhere where there would be large groups of people. Conventional travel was out. So many turned to camping, fishing, hiking, or boating. One company that did well was YETI Holdings Inc., a retailer of outdoor apparel and camping gear that benefitted from the sudden growth in the outdoor lifestyle. YETI was the Fund’s leading contributor to performance for the fiscal year. YETI accomplished the feat of achieving success as a lifestyle brand despite having to curtail normal marketing programs that included events at

2

college campuses. Few companies have achieved this type of success. We think that by giving away YETI bumper stickers and selling YETI-branded shirts and hats, coffee mugs and beer coolers, the company has successfully created a premier lifestyle brand.

Another example of the Fund’s approach to investing in disruption is the growing use of software-as-a-service (SaaS) as a way to develop and market computer applications. For years, software developers sold their programs as single packages that were installed locally on customers’ systems and typically entailed one-time purchase fees. That changed in the early 2000s with the advent of the SaaS model, which charges a subscription fee. Though less than the cost of an outright purchase, the fees are recurring, year after year. Clients potentially benefit in that SaaS programs are hosted in the cloud and maintained by the vendor.

Another leading contributor to the Fund’s performance for the fiscal year was The Trade Desk Inc., a developer of a SaaS application that provides an online solution for buying advertising on Google, Facebook, and other social-media and streaming sites. The company has prospered by applying the latest technology to disrupting an age-old industry: advertising. The platform enables marketers to purchase targeted and effective advertising and to monitor the results. In the past year, Trade Desk benefited as consumers stayed home and watched more streaming entertainment services.

Ecommerce is another disruptor that has created opportunities for growth investors. Initially, we saw conventional retailers expand into the digital realm, offering their goods and services through online catalogs. Over the past few years, innovative marketers have taken advantage of advances in technology and communications to create online marketplaces that had no prior brick-and-mortar analogues.

One such marketplace was produced by eHealth Inc., which created a digital platform to compare and enroll in health insurance plans, with a particular focus on the rapidly growing Medicare Advantage market. While eHealth had been a strong performer, both generally and in the Fund, this year it ran into trouble and detracted from performance. Last spring, regulators opened a special enrollment period for seniors, enabling them to make changes to their insurance coverage in response to the virus outbreak. That led to concern that the company would experience an unexpected rise in membership churn, making it difficult for eHealth to calculate the long-term value of its members and to project revenue. When its shares began to sell off, we exited the Fund’s position.

Consumers’ growing interest in healthy living and eating is another disruptive trend in which we have invested. The Simply Good Foods Co. produces, markets, and sells low-carb and low-sugar nutritional snack products under the Atkins, SimplyProtein, and Quest Nutrition brands. In our view, the company was poised to benefit from structurally favorable dietary and wellness trends in the US. Early in the pandemic, however, the company suspended fiscal-year guidance because of COVID-19-related uncertainties, including traffic volatility, disruption due to less on-the-go nutritional-bar consumption as consumers stayed home, and likely changes to retailer promotions. As a result, the company’s revenue growth no longer met our minimum and we exited the position.

At the close of the fiscal year, we continued to invest in the same disruptive trends and industries that had carried us through the 12-month period. That said, we expect significant cyclical strength throughout 2021 and 2022 and have positioned the Fund accordingly. In technology, that means owning more semiconductors and telecommunications equipment. In healthcare, we have increased exposure to procedures, which

3

Portfolio management review
Delaware Smid Cap Growth Fund

had grown at about a 2% annual rate for the past 40 years. Last year, in the face of the pandemic, however, procedures declined as people avoided doctors’ offices and hospitals. People still though need to get their shoulder or knee replaced, so we have added exposure in the Fund to companies that are levered to procedures.

Then there are the consumer-driven businesses. Post pandemic, we believe people can’t wait to get back to bars, restaurants, gyms, and travel. To the extent that we can gain access to disruptors in those areas, we think we have increased exposure there as well.

Lastly, where people once went to banks to make deposits or get cash, they now take photos of checks and send money to friends using their smart phones at home. That is a foundational change in a huge market. Today there are 85,000 retail banks. In 10 years, we think that number will shrink by half because nobody young goes into a bank, ever. Similarly, we view digital currency as the future. People have carried coins and paper in their pockets for thousands of years. We may be the last generation to do that, and, in our opinion, we don’t think you could get a much bigger market than all paper currency.

4

Performance summary
Delaware Smid Cap Growth Fund	March 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. March 27, 1986)
Excluding sales charge	+113.53%	+26.73%	+18.24%	+15.18%
Including sales charge	+101.24%	+25.24%	+17.54%	+14.99%
Class C (Est. November 28, 1995)
Excluding sales charge	+111.78%	+25.77%	+17.36%	+11.78%
Including sales charge	+110.78%	+25.77%	+17.36%	+11.78%
Class R (Est. June 2, 2003)
Excluding sales charge	+112.94%	+26.41%	+17.95%	+14.82%
Including sales charge	+112.94%	+26.41%	+17.95%	+14.82%
Institutional Class (Est. November 9, 1992)
Excluding sales charge	+114.04%	+27.03%	+18.54%	+12.99%
Including sales charge	+114.04%	+27.03%	+18.54%	+12.99%
Class R6 (Est. May 2, 2016)
Excluding sales charge	+114.20%	—	—	+27.54%
Including sales charge	+114.20%	—	—	+27.54%
Russell 2500 Growth Index	+87.50%	+19.91%	+14.20%	+10.49%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares

5

Performance summary
Delaware Smid Cap Growth Fund

acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses
(without fee waivers)	1.10%	1.85%	1.35%	0.85%	0.77%
Net expenses (including fee
waivers, if any)	1.10%	1.85%	1.35%	0.85%	0.77%
Type of waiver	n/a	n/a	n/a	n/a	n/a

6

Performance of a $10,000 investment1
Average annual total returns from March 31, 2011 through March 31, 2021

For period beginning March 31, 2011 through March 31, 2021	Starting value	Ending value
Delaware Smid Cap Growth Fund — Institutional Class shares	$10,000	$54,777
Delaware Smid Cap Growth Fund — Class A shares	$9,425	$50,346
Russell 2500 Growth Index	$10,000	$37,743

[1]

The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2011, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2500 Growth Index as of March 31, 2011. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

The Russell 2500 Index, mentioned on page 2, measures the performance of the small- to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

7

Performance summary
Delaware Smid Cap Growth Fund

Index performance returns do not reflect any management fees, transaction costs, or expenses.

Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201
Class R6	DFZRX	24610A505

8

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2020 to March 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/20	3/31/21	Expense Ratio	10/1/20 to 3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,206.60	1.03%	$5.67
Class C	1,000.00	1,202.20	1.78%	9.77
Class R	1,000.00	1,205.50	1.28%	7.04
Institutional Class	1,000.00	1,208.30	0.78%	4.29
Class R6	1,000.00	1,208.70	0.72%	3.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.03%	$5.19
Class C	1,000.00	1,016.06	1.78%	8.95
Class R	1,000.00	1,018.55	1.28%	6.44
Institutional Class	1,000.00	1,021.04	0.78%	3.93
Class R6	1,000.00	1,021.34	0.72%	3.63

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocations and top 10
equity holdings
Delaware Smid Cap Growth Fund	As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock ◆	100.07%
Communication Services	4.62%
Consumer Discretionary	22.85%
Consumer Staples	8.89%
Healthcare	26.80%
Industrials	13.12%
Technology	23.79%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare products, healthcare services, and pharmaceuticals. As of March 31, 2021, such amounts, as a percentage of total net assets, were 4.74%, 4.71%, 10.17%, 2.90%, and 4.28% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Lyft Class A	5.13%
YETI Holdings	4.74%
Exact Sciences	4.73%
Performance Food Group	4.71%
Progyny	4.71%
Planet Fitness Class A	4.64%
Pacira BioSciences	4.28%
Boston Beer Class A	4.18%
Inari Medical	3.90%
EPAM Systems	3.55%

11

Schedule of investments
Delaware Smid Cap Growth Fund	March 31, 2021

	Number of shares	Value (US $)
Common Stock – 100.07%◆
Communication Services – 4.62%
Bandwidth Class A †	568,183	$72,011,513
Match Group †	826,385	113,528,771
Take-Two Interactive Software †	275,705	48,717,074
		234,257,358
Consumer Discretionary – 22.85%
Bright Horizons Family Solutions †	374,901	64,276,776
DraftKings Class A †	2,389,241	146,532,151
Etsy †	133,346	26,891,888
Expedia Group	722,405	124,340,349
Ollie’s Bargain Outlet Holdings †	1,460,575	127,070,025
Planet Fitness Class A †	3,044,250	235,320,525
TopBuild †	806,183	168,838,906
Ulta Beauty †	28,485	8,806,707
Vail Resorts	54,185	15,803,597
YETI Holdings †	3,329,681	240,436,265
		1,158,317,189
Consumer Staples – 8.89%
Boston Beer Class A †	175,739	211,990,441
Performance Food Group †	4,149,145	239,032,243
		451,022,684
Healthcare – 26.80%
CRISPR Therapeutics †	2,596	316,323
Exact Sciences †	1,820,797	239,944,629
Inari Medical †	1,848,744	197,815,608
Invitae †	3,851,921	147,181,901
iRhythm Technologies †	1,017,685	141,315,739
Novocure †	682,835	90,257,130
Pacira BioSciences †	3,093,974	216,856,638
Progyny †	5,367,314	238,899,146
Quanterix †	1,470,867	86,001,593
		1,358,588,707
Industrials – 13.12%
Lyft Class A †	4,119,140	260,247,265
SiteOne Landscape Supply †	1,031,673	176,147,848
Sunrun †	1,285,202	77,729,017
Trex †	1,651,295	151,159,545
		665,283,675
Technology – 23.79%
Arista Networks †	199,527	60,235,206
Avalara †	533,177	71,141,807

12

	Number of shares	Value (US $)
Common Stock◆ (continued)
Technology (continued)
Bill.com Holdings †	769,735	$111,996,442
Coupa Software †	260,542	66,302,728
EPAM Systems †	453,433	179,872,337
Everbridge †	496,761	60,197,498
Lattice Semiconductor †	2,165,085	97,472,127
Marvell Technology Group	2,915,693	142,810,643
Monolithic Power Systems	243,585	86,036,658
Okta †	333,580	73,531,039
RingCentral Class A †	244,550	72,846,554
Shift4 Payments Class A †	1,074,955	88,157,060
Trade Desk Class A †	146,429	95,421,922
		1,206,022,021
Total Common Stock (cost $3,471,228,490)		5,073,491,634
Total Value of Securities – 100.07%
(cost $3,471,228,490)		$5,073,491,634

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	March 31, 2021

Assets:
Investments, at value*	$5,073,491,634
Receivable for fund shares sold	29,804,676
Receivable for securities sold	23,890,509
Dividends receivable	144,486
Total Assets	5,127,331,305
Liabilities:
Due to custodian	8,890,937
Payable for securities purchased	23,075,160
Payable for fund shares redeemed	20,541,098
Investment management fees payable to affiliates	2,759,185
Other accrued expenses	1,238,942
Distribution fees payable to affiliates	531,772
Dividend disbursing and transfer agent fees and expenses payable to affiliates	35,931
Trustees’ fees and expenses payable to affiliates	28,936
Accounting and administration expenses payable to affiliates	14,757
Reports and statements to shareholders expenses payable to affiliates	7,284
Legal fees payable to affiliates	6,393
Audit and tax fees payable	5,500
Total Liabilities	57,135,895
Total Net Assets	$5,070,195,410

Net Assets Consist of:
Paid-in capital	$3,001,941,061
Total distributable earnings (loss)	2,068,254,349
Total Net Assets	$5,070,195,410

14

Net Asset Value

Class A:
Net assets	$1,773,669,497
Shares of beneficial interest outstanding, unlimited authorization, no par	41,188,696
Net asset value per share	$43.06
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$45.69

Class C:
Net assets	$173,533,474
Shares of beneficial interest outstanding, unlimited authorization, no par	11,645,729
Net asset value per share	$14.90

Class R:
Net assets	$18,904,731
Shares of beneficial interest outstanding, unlimited authorization, no par	494,011
Net asset value per share	$38.27

Institutional Class:
Net assets	$2,959,703,051
Shares of beneficial interest outstanding, unlimited authorization, no par	47,070,183
Net asset value per share	$62.88

Class R6:
Net assets	$144,384,657
Shares of beneficial interest outstanding, unlimited authorization, no par	2,289,040
Net asset value per share	$63.08
______________
*Investments, at cost	$3,471,228,490

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Smid Cap Growth Fund	Year ended March 31, 2021

Investment Income:
Dividends	$1,468,308
Interest	70
1,468,378

Expenses:
Management fees	24,028,479
Distribution expenses — Class A	3,564,187
Distribution expenses — Class C	1,309,284
Distribution expenses — Class R	77,978
Dividend disbursing and transfer agent fees and expenses	3,561,340
Accounting and administration expenses	629,723
Registration fees	464,283
Reports and statements to shareholders expenses	239,062
Trustees’ fees and expenses	196,546
Legal fees	163,009
Custodian fees	100,591
Audit and tax fees	36,773
Other	62,679
34,433,934
Less expenses paid indirectly	(2,135)
Total operating expenses	34,431,799
Net Investment Loss	(32,963,421)
Net Realized and Unrealized Gain:
Net realized gain on investments	818,640,121
Net change in unrealized appreciation (depreciation) of investments	1,365,811,869
Net Realized and Unrealized Gain	2,184,451,990
Net Increase in Net Assets Resulting from Operations	$2,151,488,569

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Year ended
	3/31/21	3/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,963,421)	$(16,684,751)
Net realized gain	818,640,121	79,007,296
Net change in unrealized appreciation (depreciation)	1,365,811,869	(144,532,066)
Net increase (decrease) in net assets resulting from
operations	2,151,488,569	(82,209,521)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(133,621,441)	(40,069,400)
Class C	(31,560,195)	(6,825,843)
Class R	(1,665,932)	(558,548)
Institutional Class	(142,466,698)	(21,276,178)
Class R6	(6,835,014)	(572,224)
	(316,149,280)	(69,302,193)

Capital Share Transactions:
Proceeds from shares sold:
Class A	330,425,505	97,149,147
Class C	78,968,559	30,055,854
Class R	8,619,305	3,238,198
Institutional Class	1,936,048,733	557,241,244
Class R6	126,363,906	17,242,856

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	130,025,509	38,911,458
Class C	31,203,476	6,717,827
Class R	1,663,251	557,364
Institutional Class	129,783,966	19,348,530
Class R6	6,734,029	513,058
	2,779,836,239	770,975,536

17

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Year ended
	3/31/21	3/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(271,575,591)	$(160,158,725)
Class C	(47,030,331)	(19,287,809)
Class R	(8,060,187)	(8,753,630)
Institutional Class	(784,803,669)	(387,679,303)
Class R6	(35,297,251)	(7,525,632)
	(1,146,767,029)	(583,405,099)
Increase in net assets derived from capital share transactions	1,633,069,210	187,570,437
Net Increase in Net Assets	3,468,408,499	36,058,723
Net Assets:
Beginning of year	1,601,786,911	1,565,728,188
End of year	$5,070,195,410	$1,601,786,911

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$21.93	$23.85	$22.83	$17.59	$27.04

(0.38)	(0.26)	(0.20)	(0.20)	(0.14)
25.13	(0.58)	4.35	5.74	(0.08)
24.75	(0.84)	4.15	5.54	(0.22)

(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$43.06	$21.93	$23.85	$22.83	$17.59

113.53%	(3.96% )	19.68%	31.68%	1.13%

$1,773,669	$805,989	$901,171	$776,647	$653,453
1.05%	1.10%	1.12%	1.17%	1.21%
(1.01% )	(1.04% )	(0.82% )	(1.00% )	(0.60% )
79%	113%	96%	101%	159%

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$8.81	$10.26	$11.55	$9.09	$18.76

(0.25)	(0.19)	(0.18)	(0.18)	(0.20)
9.96	(0.18)	2.02	2.94	(0.24)
9.71	(0.37)	1.84	2.76	(0.44)

(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$14.90	$8.81	$10.26	$11.55	$9.09

111.78%	(4.63% )	18.83%	30.71%	0.30%

$173,533	$63,090	$56,065	$46,508	$49,266
1.80%	1.85%	1.87%	1.92%	1.96%
(1.76% )	(1.79% )	(1.57% )	(1.75% )	(1.35% )
79%	113%	96%	101%	159%

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$19.74	$21.62	$21.01	$16.25	$25.77

(0.43)	(0.29)	(0.24)	(0.23)	(0.19)
22.58	(0.51)	3.98	5.29	(0.10)
22.15	(0.80)	3.74	5.06	(0.29)

(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$38.27	$19.74	$21.62	$21.01	$16.25

112.94%	(4.18% )	19.42%	31.34%	0.87%

$18,905	$8,477	$14,143	$13,068	$16,731
1.30%	1.35%	1.37%	1.42%	1.46%
(1.26% )	(1.29% )	(1.07% )	(1.25% )	(0.85% )
79%	113%	96%	101%	159%

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$31.14	$33.35	$30.69	$23.50	$32.83

(0.43)	(0.28)	(0.19)	(0.20)	(0.11)
35.79	(0.85)	5.98	7.69	0.02
35.36	(1.13)	5.79	7.49	(0.09)

—	—	—	—	(0.01)
(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
(3.62)	(1.08)	(3.13)	(0.30)	(9.24)

$62.88	$31.14	$33.35	$30.69	$23.50

114.04%	(3.70% )	19.99%	32.01%	1.33%

$2,959,703	$706,785	$585,344	$231,474	$226,724
0.80%	0.85%	0.87%	0.92%	0.96%
(0.76% )	(0.79% )	(0.57% )	(0.75% )	(0.35% )
79%	113%	96%	101%	159%

Financial highlights
Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

				5/2/16[1]
Year ended				to
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$31.21	$33.40	$30.71	$23.50	$33.01

(0.41)	(0.25)	(0.16)	(0.19)	(0.05)
35.90	(0.86)	5.98	7.70	(0.19)
35.49	(1.11)	5.82	7.51	(0.24)

—	—	—	—	(0.04)
(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
(3.62)	(1.08)	(3.13)	(0.30)	(9.27)

$63.08	$31.21	$33.40	$30.71	$23.50

114.20%	(3.63% )	20.08%	32.10%	0.88%

$144,385	$17,446	$9,005	$1,186	$2
0.73%	0.77%	0.80%	0.84%	0.84%
(0.69% )	(0.71% )	(0.50% )	(0.67% )	(0.21% )
79%	113%	96%	101%	159% [5]

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2021

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 20 series. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2021, the Fund earned $2,135 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2021, the Fund was charged $128,578 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2021, the Fund was charged $328,314 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. These fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2021, the Fund was charged $110,419 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Notes to financial statements
Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended March 31, 2021, DDLP earned $410,237 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2021, DDLP received gross CDSC commissions of $16,591 and $30,503 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the year ended March 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,128,603,389
Sales	2,840,520,179

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$3,545,835,352
Aggregate unrealized appreciation of investments	$1,680,177,291
Aggregate unrealized depreciation of investments	(152,521,009)
Net unrealized appreciation of investments	$1,527,656,282

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2021:

Level 1
Securities
Assets:
Common Stock	$5,073,491,634

During the year ended March 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Fund’s net assets. During the year ended March 31, 2021, there were no Level 3 investments.

Notes to financial statements
Delaware Smid Cap Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2021 and 2020 were as follows:

	Year ended
	3/31/21	3/31/20
Ordinary income	$170,120,916	$—
Long-term capital gains	146,028,364	69,302,193
Total	$316,149,280	$69,302,193

5. Components of Net Assets on a Tax Basis

As of March 31, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,001,941,061
Undistributed ordinary income	221,884,395
Undistributed long-term capital gains	318,713,672
Unrealized appreciation of investments	1,527,656,282
Net assets	$5,070,195,410

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2021, the Fund had no reclassifications.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/21	3/31/20
Shares sold:
Class A	8,355,267	3,916,893
Class C	5,475,039	2,914,364
Class R	253,118	145,012
Institutional Class	36,304,882	16,060,080
Class R6	2,202,150	494,340

Shares issued upon reinvestment of dividends and distributions:
Class A	3,140,713	1,598,663
Class C	2,172,944	686,193
Class R	45,172	25,427
Institutional Class	2,148,741	560,340
Class R6	111,178	14,833
	60,209,204	26,416,145

Shares redeemed:
Class A	(7,053,999)	(6,550,747)
Class C	(3,167,099)	(1,900,558)
Class R	(233,779)	(395,179)
Institutional Class	(14,080,379)	(11,472,483)
Class R6	(583,289)	(219,767)
	(25,118,545)	(20,538,734)
Net increase	35,090,659	5,877,411

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
3/31/21	489,160	159,265	3,659	41,493	96,218	261,800	$21,929,292
Year ended
3/31/20	32,353	58,675	—	11,691	32,019	—	1,418,403

Notes to financial statements
Delaware Smid Cap Growth Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Agreement was increased to $275,000,000 on May 6, 2020. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of March 31, 2021, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities;

obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Series to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Notes to financial statements
Delaware Smid Cap Growth Fund

9. Credit and Market Risk (continued)

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2021, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

12. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Smid Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Smid Cap Growth Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 20, 2021

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)
Delaware Smid Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2021, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	46.19%
(B) Ordinary Income Distributions (Tax Basis)	53.81%
Total Distributions (Tax Basis)	100.00%

____________________

(A) and (B) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2021, certain interest income paid by the Fund, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2021, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $392,005,311.

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	160	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	160	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	160	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	160	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	160	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	160	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College (July 2002–June 2010)		Community Health Systems
May 1960					(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	160	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Strategic
January 1956			Executive Advisor to Dean		Planning and Reserves
			(August 2011–March 2012) and		Committee and Nominating
			Interim Dean		and Governance
			(January 2011–July 2011) —		Committee Member —
			University of Miami School of		Callon Petroleum Company
			Business Administration		(December 2019–Present)
			President — U.S. Trust, Bank of		Director — New Senior
			America Private Wealth		Investment Group Inc.
			Management (Private Banking)		(January 2021–Present)
			(July 2007-December 2008)		Director; Audit Committee
Member — Carrizo Oil & Gas,
Inc. (March 2018–December
2019)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman (2010–April 2013)	160	Director — HSBC North America
610 Market Street			— PNC Financial Services Group		Holdings Inc.
Philadelphia, PA					(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	160	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member — The
Merger Fund (2013–Present), The
Merger Fund VL (2013–Present);
WCM Alternatives: Event-Driven
Fund (2013–Present), and WCM
Alternatives: Credit Event Fund
(December 2017–Present)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	160	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	160	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	160	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	160	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment manager, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $87,770 for the fiscal year ended March 31, 2021.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $90,050 for the fiscal year ended March 31, 2020.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,500 for the fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,500 for the fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,455,000 and $4,687,000 for the registrant’s fiscal years ended March 31, 2021 and March 31, 2020, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2021